SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues		$ 2,318	$ 2,452	$ 4,569	$ 4,821
Direct operating costs		(2,110)	(2,269)	(4,135)	(4,444)
General and administrative expenses		(72)	(80)	(140)	(142)
Interest income (expense), net		(133)	(100)	(240)	(199)
Equity accounted income (loss), net		2	0	3	1	$ 5
Remeasurement of exchangeable and class B shares		696	0	528	0
Other income (expense), net		(24)	(38)	(67)	(27)
Income (loss) before income tax		677	(35)	518	10
Income tax (expense) recovery
Current		(17)	(8)	(33)	(31)
Deferred		390	0	402	14
Net income (loss)		1,050	(43)	887	(7)
Attributable to:
Brookfield Business Partners	[1]	789	(12)	625	(1)
Non-controlling interests		261	(31)	262	(6)
Operating segments
Disclosure of operating segments [line items]
Revenues		2,318	2,452	4,569	4,821
Direct operating costs		(1,954)	(2,117)	(3,830)	(4,142)
General and administrative expenses		(67)	(72)	(133)	(128)
Adjusted net operating income		297	263	606	551
Unallocated amounts
Disclosure of operating segments [line items]
Direct operating costs		(156)	(152)	(305)	(302)
General and administrative expenses		(5)	(8)	(7)	(14)
Interest income (expense), net		(133)	(100)	(240)	(199)
Equity accounted income (loss), net		2		3	1
Remeasurement of exchangeable and class B shares		696		528
Other income (expense), net		(24)	(38)	(67)	(27)
Business services
Disclosure of operating segments [line items]
Revenues		1,295	1,557	2,543	2,956
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues		1,295	1,557	2,543	2,956
Direct operating costs		(1,171)	(1,437)	(2,324)	(2,728)
General and administrative expenses		(28)	(32)	(55)	(54)
Adjusted net operating income		96	88	164	174
Infrastructure services
Disclosure of operating segments [line items]
Revenues		802	750	1,601	1,602
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues		802	750	1,601	1,602
Direct operating costs		(640)	(585)	(1,220)	(1,248)
General and administrative expenses		(32)	(33)	(65)	(60)
Adjusted net operating income		130	132	316	294
Industrials
Disclosure of operating segments [line items]
Revenues		221	145	425	263
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues		221	145	425	263
Direct operating costs		(143)	(95)	(286)	(166)
General and administrative expenses		(7)	(7)	(13)	(14)
Adjusted net operating income		$ 71	$ 43	$ 126	$ 83

[1]	Net income (loss) is attributable to Brookfield Business Partners both prior to the special distribution and subsequent thereto as a result of the partnership holding all of the class C shares issued by the company. See Note 2(b) for further details.